General (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 773	$ 657	$ 1,899	$ 4,909
Cash flow from operating activities	110	$ 358	1,386	3,232
Accumulated deficit	$ 17,511		$ 16,738	$ 14,839